Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 12.24	$ 12.06	$ 14.07
Assumptions:
Expected volatility	31.00%	41.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.55%	0.87%
Expected life	5 years	5 years